Organization and Basis of Presentation	6 Months Ended
Jun. 30, 2022
Organization and Basis of Presentation [Abstract]
Organization and Basis of Presentation	Organization and Basis of Presentation
Company
Effective February 8, 2021, the Company changed its name to Eneti Inc. from Scorpio Bulkers Inc., following receipt of the approval of its shareholders at a special meeting held on February 3, 2021.

Eneti Inc. (the “Company”) was incorporated in the Republic of the Marshall Islands on March 20, 2013. The Company announced on August 3, 2020 its intention to transition away from the business of dry bulk commodity transportation and towards marine-based renewable energy including investing in the next generation of wind turbine installation vessels. During July 2021, the Company completed its exit from the business of dry bulk commodity transportation.

The dry bulk commodity transportation business represented 100% of the activity of the Company when all dry bulk vessels qualified as held-for-sale as of December 31, 2020. Therefore, it did not meet the definition of a “component of an entity” as defined in ASC 205-20, Presentation of financial statements—Discontinued operations as its operations and cash flows could not be clearly distinguished from the rest of the entity. For that reason, it is not presented as a discontinued operation in these consolidated financial statements.

Marine Energy (acquired August 2021)

In August 2021, Eneti completed its acquisition of Atlantis Investorco Limited, the parent of Seajacks International Limited (“Seajacks”), after which Seajacks became a wholly-owned subsidiary of Eneti. The Company is focused on the offshore wind and marine-based renewable energy industry and has invested in the next generation of wind turbine installation vessels (“WTIV”). The Company operates five WTIVs, which in addition to wind farm installation can perform maintenance, construction, decommissioning and other tasks within the offshore industry. The Company typically operates its five WTIVs (collectively “the fleet”) on modified time charters, which provides a fixed and stable cash flow for a known period of time, and often places risks, such as weather downtime, on the charterer’s account. The fleet currently consists of the following vessels:

Vessel Name	Vessel Design	Year Built
Seajacks Scylla	NG14000	2015
Seajacks Zaratan	NG5500	2012
Seajacks Leviathan	NG2500	2009
Seajacks Hydra	NG2500	2014
Seajacks Kraken	NG2500	2009

The commercial and technical management of the fleet enables the Company to have very competitive operating expenses and high vessel maintenance standards. The Company conducts a significant portion of the commercial and technical management of its vessels in-house through its wholly owned subsidiaries. The Company believes that having control over the commercial and technical management allows it to more closely monitor its operations and to offer consistent higher quality performance, reliability, safety and sustainability and efficiency in arranging charters and the maintenance of the Company’s vessels. The Company also believes that these management capabilities contribute significantly in maintaining a lower level of vessel operating and maintenance costs, without sacrificing the quality of its operations.

The Company’s marine energy business is managed as a single operating segment.

Former Dry Bulk Operations (exited July 2021)

Prior to its exit from the dry bulk business, the Company was an international shipping company that owned and operated the latest generation newbuilding drybulk carriers with fuel-efficient specifications and carrying capacities of greater than 30,000 deadweight tons (or dwt) in the international shipping markets.

The Company’s vessels transport a broad range of major and minor bulk commodities, including ores, coal, grains, and fertilizers, along worldwide shipping routes, and are, or are expected to be, employed primarily in the spot market or in spot market-oriented pools of similarly sized vessels.
The Company was organized by vessel type into two operating segments (see Note 14, Segments, to the condensed consolidated financial statements):
•Ultramax - includes vessels ranging from approximately 60,200 dwt to 64,000 dwt
•Kamsarmax - includes vessels ranging from approximately 82,000 dwt to 84,000 dwt
The Company’s vessels were commercially managed by Scorpio Commercial Management S.A.M., or SCM, an entity controlled by the Lolli-Ghetti family of which Emanuele Lauro, the Company’s co-founder, Chairman and Chief Executive Officer, and Filippo Lauro, the Company’s Vice President, are members. SCM’s services have included securing employment for the Company’s vessels in pools, in the spot market and on time charters.

The Company’s vessels were technically managed by Scorpio Ship Management S.A.M., or SSM, an entity controlled by the Lolli-Ghetti family. SSM facilitates vessel support such as crew, provisions, deck and engine stores, insurance, maintenance and repairs, and other services as necessary to operate the vessels such as drydocks and vetting/inspection under a technical management agreement.

The Company had also entered into an administrative services agreement, as amended from time to time, or the Amended Administrative Services Agreement, with Scorpio Services Holding Limited, or SSH, an entity controlled by the Lolli-Ghetti family. The administrative services provided under this agreement primarily include provision of administrative staff, office space and accounting, legal compliance, financial and information technology services, in addition to arranging vessel sales and purchases for the Company.

Basis of accounting
The unaudited condensed consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America, or U.S. GAAP. All material intercompany accounts and transactions have been eliminated in consolidation. In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of financial position as of June 30, 2022 and the Company’s result of operations for the six months ended June 30, 2022 and 2021, and cash flows for the six months ended June 30, 2022 and 2021. The unaudited condensed consolidated balance sheet as of June 30, 2022 was derived from audited financial statements but does not contain all the footnote disclosures from the annual financial statements.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reporting amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets, liabilities, revenues and expenses. Actual results could differ from those estimates.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted in accordance with Securities and Exchange Commission, or the SEC, rules and regulations; however, management believes that the disclosures herein are adequate to make the information presented not misleading. This report should be read in conjunction with the audited financial statements and the notes included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021.
Going concern
These condensed consolidated financial statements have been prepared on a going concern basis.